Fair Value Measurements (Tables)	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010
Fair Value Measurements [Abstract]
Aggregate Fair Value Of Derivative Financial Instruments And Debt

(in millions)	Fair Value at December 31, 2011	Quoted Prices in Active Markets for Identical Assets/Liabilities (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Assets:
Foreign exchange contracts	$145	$—	$145	$—
Pension plan assets	5,047	2,168	2,879

Total assets	$5,192	$2,168	$3,024	$—

Liabilities:
Debt	$18,900	$18,458	$442	$—
Foreign exchange contracts	66		66

Total liabilities	$18,966	$18,458	$508	$—

(in millions)	Fair Value at December 31, 2010	Quoted Prices in Active Markets for Identical Assets/Liabilities (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Assets:
Foreign exchange contracts	$60	$—	$60	$—
Pension plan assets	4,874	2,433	2,441

Total assets	$4,934	$2,433	$2,501	$—

Liabilities:
Debt	$16,057	$15,578	$479	$—
Foreign exchange contracts	103		103

Total liabilities	$16,160	$15,578	$582	$—